Fair Values of Financial Instruments - Schedule of Estimated Fair Values of Recognized Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Securities available-for-sale	$ 97,752	$ 103,875
Securities held-to-maturity	25,491	23,444
Loans held for sale	246
Bank-owned life insurance	13,218	10,361
Mortgage Servicing Rights [Member]
Financial assets
Mortgage servicing rights	270	261
Carrying Value [Member]
Financial assets
Cash and cash equivalents	36,420	36,838
Securities available-for-sale	97,752	103,875
Securities held-to-maturity	25,758	23,883
Restricted stock	4,614	4,614
Loans held for sale	246
Net loans	511,226	470,158
Bank-owned life insurance	13,218	10,361
Accrued interest receivable	1,545	1,409
Financial liabilities
Deposits	583,259	540,785
Short-term borrowings	39,480	48,742
Other borrowings	11,409	12,385
Accrued interest payable	90	76
Carrying Value [Member] | Mortgage Servicing Rights [Member]
Financial assets
Mortgage servicing rights	270	261
Fair Value [Member]
Financial assets
Cash and cash equivalents	36,420	36,838
Securities available-for-sale	97,752	103,875
Securities held-to-maturity	25,491	23,444
Loans held for sale	246
Net loans	513,106	471,815
Bank-owned life insurance	13,218	10,361
Accrued interest receivable	1,545	1,409
Financial liabilities
Deposits	583,691	541,318
Short-term borrowings	39,480	48,742
Other borrowings	10,365	12,511
Accrued interest payable	90	76
Fair Value [Member] | Mortgage Servicing Rights [Member]
Financial assets
Mortgage servicing rights	270	261
Fair Value [Member] | Level I [Member]
Financial assets
Cash and cash equivalents	36,420	36,838
Securities available-for-sale	1,087	1,081
Loans held for sale	246
Bank-owned life insurance	13,218	10,361
Accrued interest receivable	1,545	1,409
Financial liabilities
Deposits	473,467	428,676
Short-term borrowings	39,480	48,742
Accrued interest payable	90	76
Fair Value [Member] | Level II [Member]
Financial assets
Securities available-for-sale	96,665	102,794
Securities held-to-maturity	25,491	23,444
Fair Value [Member] | Level III [Member]
Financial assets
Net loans	513,106	471,815
Financial liabilities
Deposits	110,224	112,642
Other borrowings	10,365	12,511
Fair Value [Member] | Level III [Member] | Mortgage Servicing Rights [Member]
Financial assets
Mortgage servicing rights	$ 270	$ 261